Share capital and capital risk management - Additional Information (Detail) - USD ($) $ in Thousands					9 Months Ended	12 Months Ended
	Jul. 25, 2019	Apr. 04, 2018	Dec. 18, 2017	Aug. 15, 2017	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Feb. 13, 2019	Apr. 03, 2018	Mar. 22, 2018
Value of stock issued					$ 513,255	$ 659,400	$ 659,399
Escrow deposit		$ 653,781
Number of shares redeemed					(20,340,685)
Value redeemed					$ (204,590)
Payment for redemption					204,590
Payment for deferred offering costs					19,500
Stock issuance cost		26,199
Issue proceeds					$ 90,239
shares outstanding					70,409,317	87,851,288	87,133,506		16,250,002
Kensington Investments BV [Member]
Warrant exercise value								$ 55,000
Mexico [Member]
Stock issuance cost	$ 91,143
American Depository Shares [Member]
Shares issued	10,091,257
Treasury shares [member]
shares outstanding					47,476,667	40,940,953	41,658,735
Series A common shares [member]
Value of stock issued				$ 650,017
Shares issued	10,906,257			65,000,000
Stock issuance cost		$ 4,073		$ 9,988
Increase in variable capital			$ 1,000,000
Number of shares subscribed			100,000,000
Shares fully paid		9,500,000
Issue proceeds		$ 95,000
Additional Shares issued		500,000
Issue proceeds from additional shares		$ 5,000
Number of shares approved for incentive plans										8,750,000
shares outstanding					70,409,315	87,851,286	87,133,504
Series A common shares [member] | Kensington Investments BV [Member]
Shares issued								5,500,000
Warrants issued								5,000,000
Series A common shares [member] | Mexico [Member]
Shares issued	815,000
Exercise price	9.25%
Series A common shares [member] | American Depository Shares [Member]
Exercise price	9.25%
Series A Redeemable Common Shares [Member]
Percentage of redemption right exercised		31.29%
Number of shares redeemed		20,340,685
Value redeemed		$ 204,590
Payment for redemption		442,491
Shares redemption cost		6,700
Payment for deferred offering costs		$ 19,500
Series A private offering [member]
Issue of treasury shares						$ 717,782	$ 317,932
shares outstanding					9,500,000	10,535.714	9,817,932
Series B common shares [member]
Increase in variable capital						$ 25,000
shares outstanding									16,250,000